Income Taxes (Details) - Schedule of Reconciliation of Tax Contingencies - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Tax Contingencies [Abstract]
Gross tax contingencies – January 1	$ 608	$ 577
Gross increases to tax positions in prior periods		31
Gross decreases to tax positions in prior periods
Lapse of statute of limitations	(63)
Gross tax contingencies – December 31	$ 545	$ 608